Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
EARNINGS PER COMMON SHARE [Text Block]
NOTE 21: EARNINGS PER COMMON SHARE

Earnings per share are calculated by dividing net income by the average number of shares of Navios Holdings outstanding during the period.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2011	2010	2009
Numerator:
Net income attributable to Navios Holdings common stockholders	$40,811	$145,757	$67,934
Less:
Dividend on Preferred Stock	(1,696)	(2,450)	(909)
Income available to Navios Holdings common stockholders, basic	$39,115	$143,307	$67,025

Plus:
Dividend on Preferred Stock	1,696	2,450	909
Interest on convertible debt and amortization of convertible bond discount	—	1,121	1,107
Income available to Navios Holdings common stockholders, diluted	$40,811	$146,878	$69,041

Denominator:
Denominator for basic net income per share attributable to Navios Holdings stockholders — weighted average shares	100,926,448	100,518,880	99,924,587
Dilutive potential common shares	918,204	735,316	533,075
Convertible preferred stock and convertible debt	8,479,000	14,928,160	4,736,997
Dilutive effect of securities	9,397,204	15,663,476	5,270,072
Denominator for diluted net income per share attributable to Navios Holdings stockholders — adjusted weighted shares and assumed conversions	110,323,652	116,182,356	105,194,659

Basic net income per share attributable to Navios Holdings stockholders	$0.39	$1.43	$0.67
Diluted net income per share attributable to Navios Holdings stockholders	$0.37	$1.26	$0.66